Income tax and deferred taxes (Details 6) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	$ 1,277	$ 3,042
Tax losses (NOL’s)
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	37	56
Doubtful accounts impairment
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	48	79
Inventory impairment
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	1,347	2,871
Pensions plan
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	1	297
Accrued vacations
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	19	29
Depreciation
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	(139)	(245)
Other
Disclosure of Income tax and deferred taxes [Line Items]
Assets (liabilities)	$ (36)	$ (45)